Financial Risk Management - Summary of Contractual Cash Flows for Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	€ 763,586	€ 545,472
Lease liabilities	93,030	98,793
Trade payables, accrued expenses and other liabilities	96,705	94,566
Total financial liabilities	953,321	738,831
Total financial liabilities	1,103,991	882,127
Borrowings (excluding lease liabilities)	1,073,521	797,030
Lease liabilities	106,616	114,867
Trade payables, accrued expenses and other liabilities	96,705	94,566
Total financial liabilities	1,276,842	1,006,463
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	32,303	11,708
Lease liabilities	15,482	14,385
Trade payables, accrued expenses and other liabilities	96,705	94,566
Total financial liabilities	144,490	120,659
Within 1 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	1,027,558	742,925
Lease liabilities	52,007	51,426
Total financial liabilities	1,079,565	794,351
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	13,660	42,397
Lease liabilities	39,127	49,056
Total financial liabilities	€ 52,787	€ 91,453